Subsidiaries and Associates - Additional Information (Details)	12 Months Ended
Mar. 31, 2019 entity
Interests In Other Entities [Abstract]
Increase in number of consolidated subsidiaries due to acquisitions	240
Decrease in number of consolidated entities due to divestitures	13
Increase in number of entities accounted for using the equity method due to acquisitions	7
Decrease in number of entities accounted for using the equity method due to divestitures	3